SHARE-BASED COMPENSATION (Details)					1 Months Ended	12 Months Ended
	May. 22, 2014 item ¥ / shares shares	May. 31, 2013 item ¥ / shares shares	May. 15, 2013 $ / shares shares	Jun. 21, 2012 item ¥ / shares shares	Apr. 30, 2011 item shares	Mar. 31, 2015 shares
Employee and non-employee stock options
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares						200,000
Employee and non-employee stock options | 6th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares				160,000
Exercise price (in yen per share) | ¥ / shares				¥ 810
Vesting period				3 years
Options exercisable period				3 years
Employee and non-employee stock options | 6th series Stock Option Grant | Employee/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted				2
Employee and non-employee stock options | 6th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted				12
Employee and non-employee stock options | 6th series Stock Option Grant | Statutory auditors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted				2
Employee and non-employee stock options | 6th series Stock Option Grant | External advisors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted				6
Employee stock options | 5th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares					800,000
Vesting period					3 years
Options exercisable period					3 years
Employee stock options | 5th series Stock Option Grant | Employee/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted					1
Employee stock options | 5th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted					5
Employee stock options | 7th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares		300,000
Exercise price (in yen per share) | ¥ / shares		¥ 469
Vesting period		3 years
Options exercisable period		3 years
Employee stock options | 7th series Stock Option Grant | Employee/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted		5
Employee stock options | 7th series Stock Option Grant | Employees (other than employees of subsidiaries)
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted		17
Employee stock options | 7th series Stock Option Grant | Employees of subsidiaries
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted		25
Employee stock options | 9th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares	200,000
Exercise price (in yen per share) | ¥ / shares	¥ 489
Vesting period	3 years
Options exercisable period	3 years
Employee stock options | 9th series Stock Option Grant | Employee/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted	5
Employee stock options | 9th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted	19
Non-employee stock options
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares						0
Non-employee stock options | 8th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares			88,000
Exercise price (in yen per share) | $ / shares			$ 5.03